                                        Registration Nos. 33-35190 and 811-6114


     As filed with the Securities and Exchange Commission on December 4, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Post-Effective Amendment No. 19                                  [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                      [X]

         Amendment No.  17

                                 --------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number, including Area Code:
                                  800-762-7085
                                  ------------

                             Joel Engle, Treasurer
                           American Performance Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:
                           Martin E. Lybecker, Esquire
                                  Ropes & Gray
                   1301 K Street, N.W., Washington, D.C. 20005

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  CONTINUOUS
---------------------------------------------------------

It is proposed that this filing become effective (check appropriate box)

          [   ] Immediately upon filing pursuant to paragraph (b)
          [   ] On [Date] pursuant to paragraph (b)

          [   ] 60 days after filing pursuant to paragraph (a)(1)

          [   ] On (date) pursuant to paragraph (a)(1)

          [ X ] 75 days after filing pursuant to paragraph (a)(2)

          [   ] on (date) pursuant to paragraph (a)(2) of Rule 485
          [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

-----------------------------------------------------------------------------
 TITLE OF SECURITIES BEING REGISTERED:  SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------

                                               CROSS REFERENCE SHEET
                                               ---------------------

                            PROSPECTUS FOR AMERICAN PERFORMANCE SMALL CAP EQUITY FUND
                            ---------------------------------------------------------

Form N-1A Part A Item                                                  Prospectus Caption
---------------------                                                  ------------------
1.      Cover Page                                                     Cover Page

2.      Synopsis                                                       Fee Table

3.      Condensed Financial Information                                General Information - Performance
                                                                       Information

4.      General Description                                            Cover Page;
        of Registrant                                                  Investment Objectives; Investment
                                                                       Policies and Special Considerations;
                                                                       Investment Restrictions; General
                                                                       Information - Description of the
                                                                       Funds and their Shares

5.      Management of the Fund                                         Management of the  Fund

5A.     Management's Discussion of Fund Performance                    See the Registrant's Current
                                                                       Annual Report

6.      Capital Stock and                                              How to Purchase
        Other Securities                                               Shares; How to Redeem Shares;
                                                                       Sales Charges; Dividends; Federal
                                                                       Income Taxes; General Information -
                                                                       Description of the Funds and their
                                                                       Shares; General Information
                                                                       -Miscellaneous

7.      Purchase of Securities                                         Valuation of Shares; How
        Being Offered                                                  to Purchase Shares

8.      Redemption or Repurchase                                       How to Redeem Shares

9.      Pending Legal Proceedings                                      Inapplicable

                                   PROSPECTUS


                   AMERICAN PERFORMANCE SMALL CAP EQUITY FUND

               A VARIABLE NET ASSET VALUE INVESTMENT PORTFOLIO OF


                           AMERICAN PERFORMANCE FUNDS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

             For performance, purchase, and redemption information,
                               call (800) 762-7085

--------------------------------------------------------------------------------


         The American Performance Small Cap Equity Fund (the "Small Cap Equity Fund" or the "Fund") is a variable net asset value portfolio of the AMERICAN PERFORMANCE FUNDS (the "Funds"), a diversified, open-end management investment company which currently consists of eleven separately managed portfolios. The Small Cap Equity Fund seeks long-term capital appreciation and, secondarily, income, by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small-size companies. The net asset value per unit of beneficial interest ("Share") of the Fund may be expected to fluctuate in accordance with the value of the Fund's portfolio investments.

         THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BANK OF OKLAHOMA, N.A. OR ANY OF ITS AFFILIATES. THE FUND'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is February __, 1999

         Bank of Oklahoma, N.A., Tulsa, Oklahoma ("BOK") serves as the investment adviser ("Investment Adviser") to the Small Cap Equity Fund. BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services, Columbus, Ohio, ("BISYS") acts as the Small Cap Equity Fund's Administrator and Distributor.

         This Prospectus relates only to the Small Cap Equity Fund. The Funds also include two money market portfolios to which BOK serves as Investment
Adviser: the American Performance Cash Management Fund (for which AMR Investment Services, Inc. ("AMR") serves as Investment Sub-Adviser) and the American Performance U.S. Treasury Fund, each of which seeks current income with liquidity and stability of principal (collectively, the "American Performance Money Market Funds"). The Funds also include four bond portfolios to which BOK serves as Investment Adviser: the American Performance Bond Fund, the American Performance Intermediate Bond Fund, and the American Performance Short-Term Income Fund, each of which seeks current income, and the American Performance Intermediate Tax-Free Bond Fund, which seeks current income exempt from Federal taxation, through investing in diversified portfolios of bonds and other fixed-income securities (collectively, the "American Performance Bond Investment Funds"). The Funds also include four other equity portfolios to which BOK serves as Investment Adviser: the American Performance Equity Fund, the American Performance Aggressive Growth Fund, each of which seeks growth of capital and, secondarily, income through investing primarily in a diversified portfolio of in common stocks and securities convertible into common stocks, the American Performance Balanced Fund, which seeks current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds, and the American Performance Growth Equity Fund, which seeks long-term capital appreciation and growth of income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks (collectively, the "American Performance Equity Investment Funds"). Persons who wish to obtain a copy of the Prospectus for the American Performance Money Market Funds, the American Performance Bond Investment Funds, or the American Performance Equity Investment Funds may contact the Funds, at the telephone number shown above.

         A Statement of Additional Information bearing the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information can be obtained without charge by writing or calling the Fund at the address or telephone number shown above.

         This Prospectus sets forth the information about the Small Cap Equity Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                                    FEE TABLE
                                    ---------


                                                      Small Cap
                                                      Equity
                                                      Fund
                                                      ----

Shareholder Transaction Expenses(1)
-----------------------------------

            Maximum Sales Load
            Imposed on Purchases(2)                   5.00%
            (as a percentage of offering price)

            Maximum Sales Load Imposed
            on Reinvested Dividends                   0%
            (as a percentage of offering price)

            Deferred Sales Load(3)                    0%
            (as a percentage of original
            purchase price or redemption
            proceeds, if applicable)

            Redemption Fees(4)                        0%
            (as a percentage of amount
            redeemed, if applicable)

            Exchange Fees                             $0

------------


         (1) Participating Organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with an investment in the Fund. (See "HOW TO PURCHASE SHARES.")

         (2) There may be no sales load imposed upon purchases of shares of the Fund by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser, or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Equity Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationship; (7) investors within wrap accounts;
(8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         (3) A Contingent Deferred Sales Load of 1.00% will be assessed against the proceeds of any redemption request relating to Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

         (4) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES --By Telephone.")

                                                      Small Cap
                                                      Equity
                                                      Fund
                                                      ----

Annual Operating Expenses
-------------------------
 (as a percentage of average net assets)

      Management Fees(5)                             0.00%
      (after voluntary fee reductions)

      12b-1 Fees(6)                                  0.00%
      (after voluntary fee reductions with
      respect to the Balanced Fund)

      Other Expenses(7)                              0.56%
                                                     -----

      Total Fund Operating  Expenses(8)              0.56%
      (after voluntary fee reductions)               =====

------------


         (5) In order to reduce operating expenses, the Investment Adviser has voluntarily agreed to reduce the investment advisory fees. Absent a voluntary fee reduction, the investment advisory fees would be 0.69% of the average daily net assets of the Small Cap Equity Fund.

         (6) In order to reduce operating expenses, the Distributor has voluntarily agreed to reduce the 12b-1 Fees. Absent a voluntary fee reduction, the 12b-1 Fee would be 0.25% of the average daily net assets of the Small Cap Equity Fund.

         (7) Other Expenses is based on estimated amounts for the current fiscal year.

         (8) Absent voluntary fee reductions, the Total Fund Operating Expenses would be 1.50% of the average daily net asset of the Small Cap Equity Fund.

Example: You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                       Small Cap
                       Equity
                       Fund
                       ----


      1 Year            $55

      3 Years           $67


         The purpose of the above table is to assist a potential purchaser of Shares of the Small Cap Equity Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples reflect voluntary reductions of investment advisory and/or 12b-1 Fees, as applicable. Although the Investment Adviser and the Distributor currently have agreed to these voluntary reductions, they may cease to provide these reductions, which would have the effect of increasing the projected expenses set forth above in the examples. Such expenses do not include any fees charged by BOK or any of its affiliates to its customers' accounts which may have invested in shares of a Fund. See "MANAGEMENT OF THE SMALL CAP EQUITY FUND," "SALES CHARGES," and "DISTRIBUTION" for a more complete discussion of the transaction expenses and annual operating expenses of the Fund. NASD rules generally limit the amount that a Fund may pay under a Distribution Plan. The Small Cap Equity Fund would stop accruing payments under the Distribution Plan if, to the extent, and for as long as, such limit would otherwise be exceeded. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers, Inc.


         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              INVESTMENT OBJECTIVES
                              ---------------------

         The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small -size companies. The inherent risks of small -size companies are two-fold: business risk and market risk. Business risk refers to the possibility that a company may do poorly due to competitive or financial factors. Market risk refers mainly to the relatively small number of shares publicly owned as compared to larger companies.

         The Small Cap Equity Fund will employ a "quantitative" investment approach. Under this approach, stocks will be ranked according to their return characteristics and other quantitative factors. The portfolio will be constructed to exhibit aggregate investment characteristics similar to those of the Standard & Poor's Small Cap 600 Index (the "S&P 600 Index"). As of the date of this Prospectus, the S&P 600 Index statistics were as follows: the smallest company had a market value of $35 million, the largest company a market value of $3.2 billion, and the mean market value was $514 million. The Small Cap Equity Fund will not seek to match or track the performance of the S&P 600 Index, nor limit investments to stocks in that index.

         The securities of smaller, less well-known companies may be more volatile than those of larger companies. An investment in the Small Cap Equity Fund may increase or decrease in value.

         The investment objective of the Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). There can be no assurance that the investment objective of the Fund will be achieved.

         Additionally, the Small Cap Equity Fund may engage in certain investment techniques which may subject the Fund to certain risks (see "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS").



                 INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS
                 ----------------------------------------------

         Under normal market conditions, the Small Cap Equity Fund will invest at least 70% of the value of its respective total assets in common stocks and securities convertible into common stocks of companies believed by the Investment Adviser to be characterized by sound management and the ability to finance expected growth. The Small Cap Equity Fund may also invest up to 30% of its total assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (an "NRSRO") (e.g., at least "A" by Moody's

Investors Services ("Moody's") or S&P) or, if not rated, found by the Investment Adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality.

         "Cash equivalents" are deposits or high quality, interest-bearing instruments with a remaining maturity of one year or less. The purpose of cash equivalents is to provide liquidity and income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, commercial paper, domestic and Eurodollar certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, master demand notes, agency discount notes, bank money market deposit accounts and money market mutual funds. The Small Cap Equity Fund will only purchase commercial paper rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service) or, if not rated, found by the Investment Adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings. During temporary defensive periods as determined by the Investment Adviser, the Small Cap Equity Fund may hold up to 100% of its total assets in cash equivalents.






INVESTMENT COMPANY SECURITIES. The Small Cap Equity Fund may invest in shares of other investment companies, including other American Performance Funds. However, the Small Cap Equity Fund may not invest more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. The Investment Adviser will consider this fee in its investment analysis when determining whether to purchase shares of these companies for the Fund. This fee is in addition to the fees received by an the Fund's Investment Adviser and Administrator. In order to avoid the imposition of additional fees as a result of investments by the Fund in shares of other American Performance Funds, the Investment Adviser and Administrator have agreed to promptly forward to the Small Cap Equity Fund any portion of their usual asset-based service fees from an American Performance Fund which is attributable to investment by the Small Cap Equity Fund in shares of such other American Performance Fund.

OPTIONS AND FUTURES CONTRACTS. The Small Cap Equity Fund may acquire put or call options and futures contracts and may write covered call options. See the Statement of Additional Information for more information on these investment activities.

         Futures transactions involve brokerage costs and require the Small Cap Equity Fund to segregate assets to cover contracts that would require it to purchase securities. The Small Cap Equity Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Small Cap Equity Fund had not entered into any futures transactions. In addition, the value of the Small Cap Equity Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Small Cap Equity Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FOREIGN SECURITIES. The Small Cap Equity Fund may invest in foreign securities through the purchase of sponsored and unsponsored American Depository Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

SECURITIES LENDING. In order to generate additional income, the Small Cap Equity Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that BOK has determined are creditworthy under guidelines established by the Fund's Board of Trustees. See the Statement of Additional Information for more information on these investment activities.

REPURCHASE AGREEMENTS. Securities held by the Small Cap Equity Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which the Investment Adviser deems creditworthy under guidelines approved by the Fund's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Small Cap Equity Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Investment Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). See the Statement of Additional Information for more information regarding this investment practice.

REVERSE REPURCHASE AGREEMENTS. The Small Cap Equity Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and the Investment Adviser will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

WHEN-ISSUED SECURITIES. The Small Cap Equity Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Small Cap Equity Fund. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Investment Adviser to manage it might be severely affected. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

PRIVATE PLACEMENT INVESTMENTS. The Small Cap Equity Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Investment Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by the Fund in excess of this level is at all times liquid.

         Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Investment Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.




                             INVESTMENT RESTRICTIONS
                             -----------------------

         The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined in "GENERAL INFORMATION-Miscellaneous").


         Pursuant to these investment restrictions:


         1. The Fund will not purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer or more than 10% of the outstanding voting securities of the issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

         2. The Fund will not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         3. The Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

         4. The Fund may not make loans, except that the Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

         5. The Fund will not enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of the Fund's net assets.



                               VALUATION OF SHARES
                               -------------------

         The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Time"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Kansas City is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

         The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Fund's Board of Trustees believes accurately reflects fair value. Debt securities with remaining maturities of 60 days or less will be valued in accordance with the amortized cost method where the Fund's Trustees determine that amortized cost is fair value. For further information about valuation of investments, see the Statement of Additional Information.

                             HOW TO PURCHASE SHARES
                             ----------------------

         Shares of the Fund are sold on a continuous basis and may be purchased directly from the Fund's Distributor, BISYS, either by mail, by telephone, or by electronic transfer. Shares may also be purchased through a bank or broker-dealer who has established a dealer agreement with the Distributor. Except as described in "Auto Invest Plan" below, the minimum initial purchase is $1,000, and the minimum for subsequent purchases is only $100. These minimums may be waived if purchases are made in connection with Individual Retirement Accounts ("IRAs"), Keoghs, qualified pension plans, similar plans, or other employer plans. For information on IRAs, Keoghs or similar plans, contact BOK at
(918) 588-6586.


BY MAIL
-------

         Investors may purchase Shares of the Fund by completing and signing an Account Registration form and mailing it, along with a check (or other negotiable bank instrument or money order) for at least $1,000, payable to the appropriate Fund, in care of the Fund's Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. Subsequent purchases of Shares may be made at any time by mailing a check (or other negotiable bank draft or money order) for at least $100, payable to the Fund, to the above address.

         Account Registration forms can be obtained by calling the Fund at (800) 762-7085.


BY TELEPHONE OR ELECTRONIC TRANSFER
-----------------------------------

         If an investor's Account Registration form has been previously received by the Distributor, investors may also purchase Shares of the Fund by telephone or by electronic transfer to the Fund's Custodian. To place an order by telephone, call the Fund toll-free at (800) 762-7085. Payment for Shares ordered by telephone may be made by check and must be received by the Fund's Custodian within the settlement requirements defined under the Securities Exchange Act of 1934. Shares of the Fund ordered by telephone will be purchased for the Shareholder's account when the order has been received. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Fund at (800) 762-7085.


         If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

AUTO INVEST PLAN
----------------

         The Fund offers an Auto Invest Plan which enables Shareholders of the Fund to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, the Transfer Agent deducts the amount specified from the Shareholder's bank account which is then automatically invested in Shares at net asset value. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in the Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration form which can be acquired by calling (800) 762-7085. To change the Auto Invest instructions, a Shareholder must submit a written request to the Fund. A Shareholder may discontinue the feature by submitting a written request to or by calling the Fund.


FUND DIRECT INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
---------------------------------------------------

         A Fund Direct IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.


         All IRA distribution requests must be made in writing to the Fund. Any additional deposits to an IRA must distinguish the type and year of the contribution. For more information on an IRA call the Fund at (800) 762-7085. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.


OTHER INFORMATION REGARDING PURCHASES
-------------------------------------

         Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Fund's Distribution Plan (See "DISTRIBUTION"). Shares of any the Fund sold to a Participating Organization on behalf of Customers will normally be held of record by the Participating Organization and it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis.

         Depending upon the terms of a particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investment in the Fund. Information concerning these services and any charges can be obtained from the Participating Organization or one of its affiliates. This Prospectus should be read in conjunction with any such information so received.

         Shares of the Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares in the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.


         In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next day.


         The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

         Every Shareholder will receive a confirmation of each new transaction in the Shareholder's account, which will show the total number of Shares of the Fund owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Confirmation of purchases and redemptions of Shares of the Fund by a Participating Organization on behalf of a Customer will be sent by the Participating Organization. Shareholders may rely on these statements in lieu of certificates. No certificates representing Shares of the Fund will be issued.



                                  SALES CHARGES
                                  -------------

         The public offering price of a Share of the Fund equals its net asset value plus a sales charge. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, at its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

         The following table sets forth information pertaining to the Sales Charges for the Fund.


                                                                                     Dealer Discounts
                                                 Sales                               and Brokerage
                                                 Charge as a       Sales Charge      Commissions as
                                                 Percentage of     as a Percentage   a Percentage of
                                                 Net Amount        of Net            Public Offering
Amount of Purchase                               Invested          Offering Price    Price
------------------                               -------------     ---------------   ----------------
Less than $50,000...........................         5.26%               5.00%             4.50%
$50,000 but less than $100,000..............         3.90%               3.75%             3.25%
$100,000 but less than $250,000.............         2.83%               2.75%             2.50%
$250,000 but less than $500,000.............         2.04%               2.00%             1.75%
$500,000 but less than $1,000,000...........         1.78%               1.75%             1.60%
$1,000,000 or more..........................         0.00%               0.00%             0.00%

         From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.

                              SALES CHARGE WAIVERS
                              --------------------

         The Distributor may periodically waive the sales charges for all customers with respect to the Fund. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge.

         The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Fund and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in the Fund within their trust accounts and purchase additional Shares outside of these trust relationships; (7) investors within wrap accounts; (8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         Each investor described in paragraphs (2), (3), (4), (6), (8), and (9) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the Shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Fund reserves the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.



                 CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION
                 ----------------------------------------------

         For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, shares of the Fund sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

         To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give the Distributor sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (1) purchases that are made by members of their immediate household and (2) purchases made by businesses that they own as sole proprietorships, for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the Account Registration form the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time of the concurrent purchases and when the right of accumulation is exercised.


                                LETTER OF INTENT
                                ----------------

         You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your intention to invest, within a period of 13 months, a certain amount in Shares of the Fund which charges a sales load. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.


         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased. Such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released.

         Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. Adjustments for these purchases and purchases made during the 90-day period prior to submission of the Letter of Intent will be made at the conclusion of the 13-month period and in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchase.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.


                               EXCHANGE PRIVILEGE
                               ------------------

         Shares of the Fund may be exchanged without payment of a sales charge for Shares of any American Performance Fund having a sales charge equal to or less than that of the Small Cap Equity Fund Shares sought to be exchanged. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the Shares exchanged. An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares and held them for less than 91 days, for purposes of determining the amount of the capital gain or loss, such Shareholder must reduce his or her cost basis of the exchanged Shares by the lesser of (1) the sales charge paid for those Shares, or (2) the sales charge waived on the exchange. The sales charge is treated as incurred in connection with the acquisition of the newly exchanged-for Shares. The exchange privilege may only be exercised in states where the exchange may legally be made. The Fund reserves the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to Shareholders.

         A Shareholder wishing to exchange his or her Shares may do so by contacting the Fund at (800) 762-7085 or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.


                              HOW TO REDEEM SHARES
                              --------------------

         Shares may ordinarily be redeemed by mail or by telephone. Shareholders may redeem their Shares without charge on any day that the net asset value is calculated (see "VALUATION OF SHARES"). However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account held at a Participating Organization.

BY MAIL
-------

         Shares may be redeemed by mail by sending a written request to the Distributor in care of the Fund's Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. The Distributor may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Distributor reserves the right to reject any signature guarantee if (i) it has reason to believe that the signature is not genuine,
(ii) it has reason to believe that the transaction would otherwise be improper, or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirements will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed or sent electronically to a commercial bank account previously designated on the Account Registration form or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE
------------

         Shares may be redeemed by telephone if the Account Registration form reflects that the Shareholder has that capability. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Registration form. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by calling the Fund at (800) 762-7085. The Transfer Agent may reduce the amount of a wire redemption payment by the Custodian's then-current wire redemption charge (presently $15.00). Neither the Distributor, the Transfer Agent, the Investment Adviser, nor the Fund will be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Fund's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that the instructions communicated by telephone are genuine; if these procedures are not followed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES -- By Mail." The telephone redemption option will be suspended for a period of 10 days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

         The Systematic Withdrawal Plan enables Shareholders of the Fund to make regular monthly or quarterly redemptions of Shares if their account has at least $10,000. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Systematic Withdrawal Plan, Shareholders should call (800) 762-7085 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Systematic Withdrawal instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Fund.


OTHER INFORMATION REGARDING REDEMPTIONS
---------------------------------------

         All redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934, after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Trust will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Trust or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days until payment has been collected for the purchase of such Shares. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in readily marketable portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $500. Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $500.

         See the Fund's Statement of Additional Information -- "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" -- for examples of when the right of redemption may be suspended.



                                    DIVIDENDS
                                    ---------

         Net investment income of the Small Cap Equity Fund is declared and paid quarterly as a dividend to persons who are Shareholders at the close of business on the day of declaration. Net capital gain income is distributed at least once a year. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Distributor at: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 and will become effective with respect to dividends and distributions having record dates after its receipt by the Distributor.


         Shareholders may elect to have all income, dividends, and capital gains distributions paid by check or reinvested in the Fund. If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check that remains uncashed for six months will be canceled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


                              FEDERAL INCOME TAXES
                              --------------------

         The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to distribute all of its net investment income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to Shareholders. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.


         Receipt by a Shareholder of a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term loss is treated as a receipt of ordinary income, whether such distribution is paid in cash or additional shares. The "70 percent dividends-received deduction" for corporations generally will apply to these distributions to corporate shareholders that meet the holding period requirement in the Code to the extent the distribution represents amounts that would qualify for the dividends-received deduction if the Fund making the distribution were a regular corporation, and to the extent designated by the Fund as so qualifying.

         Distributions designated by the Fund as deriving from net gains on securities held for more than one year are generally taxable to Shareholders as such in the year in which they are received, regardless of how long the Shareholder has held Shares in the Fund. Such capital gain dividends are not eligible for the dividends-received deduction.

         A Shareholder will generally recognize capital gain or loss on the sale or exchange of Shares in the Fund. If a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.


         Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased.


         Distributions are taxable to a shareholder of the Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder).

         Additional information regarding federal income taxes is contained in the Statement of Additional Information under "INVESTMENT OBJECTIVE AND POLICIES
- Additional Tax Information Concerning the Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change. Prospective investors in the Fund are advised to consult their tax adviser with special reference to their own tax situations, including the potential application of foreign, state and local taxes.



                                  DISTRIBUTION
                                  ------------

         Shares of the Fund are sold on a continuous basis by the Distributor for the Fund, BISYS Fund Services (the "Distributor"). Under the Fund's Distribution and Shareholder Services Plan (the "Distribution Plan"), the Fund will pay a monthly distribution fee (also referred to as a 12b-1 Fee) to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to the lesser of (1) such fee as may from time to time be agreed upon in writing by the Fund and the Distributor, or (2) twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Fund. The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund's Shares or to provide Shareholder services to the holders of the Fund's Shares ("Customers") purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Distribution Plan.


         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to contractual agreement entered into under the Distribution Plan.


         The Glass-Steagall Act and other applicable laws generally prohibit banks from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, banks acting as Participating Organizations may provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Fund to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in financial loss to any customer. See the Statement of Additional Information for further information regarding the Distribution Plan and "MANAGEMENT OF THE SMALL CAP EQUITY FUND - Banking Laws" for information concerning the applicability of the Glass-Steagall Act to the Investment Adviser's investment advisory services to the Fund.


                     MANAGEMENT OF THE SMALL CAP EQUITY FUND
                     ---------------------------------------

TRUSTEES OF THE FUND
--------------------

         Overall responsibility for management of the Small Cap Equity Fund rests with the Board of Trustees of the Fund, who are elected by the Shareholders of the Fund. The Fund will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently four Trustees, of whom three are not "interested persons" of the Fund within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Fund to supervise actively the Fund's day-to-day operations.

         The Trustees of the Fund and of the Funds, their addresses, and their principal occupations during the past five years, are as follows:


                                     Position(s) Held            Principal Occupation
Name, Address and Age                With the Funds              During Past Five Years
---------------------                --------------              ----------------------
Walter B. Grimm*, 53                 Chairman                    From June, 1992 to present,
3435 Stelzer Road                    and Trustee                 employee of BISYS Fund
Columbus, Ohio  43219                                            Services.

Michael J. Hall, ___                 Trustee                     From December, 1997 to
7130 South Lewis, Suite 850                                      present, Vice President and
Tulsa, Oklahoma  74136                                           Chief Executive Officer, Matrix
                                                                 Service Company; from December,
                                                                 1995 to November, 1997, Vice
                                                                 President and Chief Financial
                                                                 Officer, Worldwide Sports &
                                                                 Recreation, Inc.; from January,
                                                                 1994 to present, Vice President and
                                                                 Chief Financial Officer, Pexco
                                                                 Holdings, Inc.

Perry A. Wimpey, ___                 Trustee                     From January, 1992 to
4843 S. 69th East Avenue                                         present, Local Financial
Tulsa, Oklahoma 74145                                            and Regulatory Consultant.

I. Edgar Hendrix, ___                Trustee                     From June, 1983 to present,
8 East 3rd Street                                                Vice President and Treasurer,
Tulsa, Oklahoma  74103                                           Parker Drilling Co.

--------

*Indicates an "interested person" of the Funds as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Investment Adviser, Sub-Adviser, or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund of the Funds for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

INVESTMENT ADVISER
------------------


         Bank of Oklahoma, N.A. serves as investment adviser to the Fund. BOK, the largest trust company in the State of Oklahoma, is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.


         BOK maintains offices in Tulsa and Oklahoma City and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK has experience in providing investment advisory services to the Funds, and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At July 31, 1998 BOK was responsible for approximately $12.3 billion in assets including approximately $5.7 billion in assets under management and possessed average equity capital at $429 million.


         Subject to the general supervision of the Fund's Board of Trustees and in accordance with the investment objective and restrictions of the Fund, BOK manages the Small Cap Equity Fund, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities, and maintains the Fund's records relating to such purchases.

         The person primarily responsible for the day-to-day management of the Small Cap Equity Fund, as well as his previous business experience, is as follows:


Portfolio Manager                       Business Experience
-----------------                       -------------------





Grafton M. Potter                       Manager of the Small Cap Equity Fund
                                        since its inception.  Since 1988, Mr.
                                        Potter has served as Director of Equity
                                        Research for BOK.

         For the services provided and expenses assumed pursuant to its investment advisory agreement with the Fund, BOK receives a fee from the Small Cap Equity Fund, computed daily and paid monthly equaling the lesser of (1) such fee as may from time to time be agreed upon by the Fund and BOK, or (2) sixty-nine one-hundredths of one percent (0.69%) of the Fund's average daily net assets. BOK receives fee income from the Fund from several other sources. (See "SALES CHARGES," "DISTRIBUTION," and "GENERAL INFORMATION --Custodian and Transfer Agent.") BOK may periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. In order to reduce operating expenses, BOK has currently established the investment advisory fees pertaining to the Small Cap Equity Fund at 0.00% of the Fund's average daily net assets.


ADMINISTRATOR AND DISTRIBUTOR
-----------------------------

         BISYS is the Administrator for the Fund, and also acts as the Fund's principal underwriter and Distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator generally assists in all aspects of the Fund's administration and operation.

         For expenses assumed and services provided as Administrator pursuant to its management and administration agreement with the Fund, BISYS receives a fee from the Fund, computed daily and paid periodically, at the lesser of (1) such fee as may from time to time be agreed upon in writing by the Fund and the Administrator, or (2) twenty one-hundredths of one percent (0.20%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends.





SUB-ADMINISTRATOR
-----------------

         BOK serves as the Sub-Administrator to the Fund pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK has assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of the Small Cap Equity Fund's average daily net assets.

EXPENSES
--------

         The Investment Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Fund. The Fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees and travel expenses of the Trustees of the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, certain insurance premiums, costs of maintenance of the Fund's existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.


BANKING LAWS
------------

         The Investment Adviser believes that it may perform the investment advisory services for the Funds contemplated by its agreements with the Funds and by this Prospectus without violating the Glass-Steagall Act. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Investment Adviser could continue to perform such services for the Funds. See the Statement of Additional Information under the heading "MANAGEMENT OF THE FUND -- Glass-Steagall Act" for further discussion of applicable banking laws and regulations.


         In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


                               GENERAL INFORMATION
                               -------------------

DESCRIPTION OF THE FUNDS AND THEIR SHARES
-----------------------------------------

         The Small Cap Equity Fund represents a separate series of units of beneficial interest ("Shares") of American Performance Funds, a Massachusetts business trust which was organized in October of 1987 and began active operations in August of 1990. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees.




         Shareholders are entitled to one vote for each Share, and a proportionate fractional vote for any fraction of a Share, and will vote in the aggregate and not by series except as otherwise expressly required by law.

         Although the Funds are not required to hold annual meetings of Shareholders, Shareholders have the right (1) to call a meeting to elect or remove one or more of the Trustees of the Funds and (2) to be assisted by the Trustees in communicating with other Shareholders of the Funds. Shareholder inquiries should be directed to the Secretary of the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219.


         Overall responsibility for the management of the Funds is vested in the Board of Trustees. See "MANAGEMENT OF THE SMALL CAP EQUITY FUND - Trustees of the Fund." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders in accordance with the provisions of the Declaration of Trust and By-laws of the Funds and Massachusetts law. See "ADDITIONAL INFORMATION Miscellaneous" in the Statement of Additional Information for further information.


CUSTODIAN AND TRANSFER AGENT
----------------------------

         Bank of Oklahoma, N.A. serves as custodian for the Fund ("Custodian"). BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the transfer agent for the Fund ("Transfer Agent") and performs fund accounting services.


PERFORMANCE INFORMATION
-----------------------

         From time to time performance information for the Fund showing its average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Total return will be calculated for the period since the establishment of the Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. For the information of Shareholders not subject to a sales charge, the Fund may also publish total return figures which include no sales charge. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is measured similarly to average annual total return, however the resulting difference is not annualized. The yield of the Fund is determined by annualizing the Fund's net investment income per share during a recent specified thirty-day period ending on the last day of the most recent calendar quarter, and dividing that amount by the Fund's per share net asset value on the last day of the period.


         In addition, from time to time the Fund may present its respective distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Investors may also judge the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index, and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by a Participating Organization with respect to Customer accounts for investing in shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. Further information regarding Performance Comparisons may be found in the Statement of Additional Information under "Performance Comparisons."

         Additional information about the performance of the Small Cap Equity Fund will be contained in the Fund's Annual Report to Shareholders, which is available free of charge by calling the telephone number on the front page of this Prospectus.

YEAR 2000
---------

         The investment services industry is evaluating the capability of existing application software programs and operating systems to accommodate the date value for the year 2000. Many existing application software products in the marketplace were designed only to accommodate a two-digit date position, which represents the year (e.g., "95" is stored on the system and represents the year
1995). If the year 1999 is the maximum date value these systems are able to accurately process, the improper identification of the year 2000 could result in a computer system failure or miscalculations causing a disruption of operations. The Fund's principal service providers are taking steps the Fund believes are reasonably designed to address the year 2000 issues with respect to the computer systems those providers operate. However, this is an ongoing process and testing and other steps are scheduled to be completed in 1999. Nevertheless, the inability of service providers to successfully address year 2000 issues could result in interruptions in the Fund's business and have material adverse impact on the Fund's operations.


MISCELLANEOUS
-------------

         Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to" a Fund means the consideration received by the Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by the Funds' Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses with respect to that Fund, and with a share of the general liabilities and expenses of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Funds to particular Funds will be determined by the Board of Trustees of the Funds and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Funds as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds or the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the outstanding Shares of the Funds or the Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Funds or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding shares of the Funds or the Fund.

         Inquiries regarding the Small Cap Equity Fund may be directed in writing to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 762-7085.

                           AMERICAN PERFORMANCE FUNDS


                              SMALL CAP EQUITY FUND


                               INVESTMENT ADVISER
                               ------------------
                             Bank of Oklahoma, N.A.
                             Bank of Oklahoma Tower
                              Tulsa, Oklahoma 74103


                            ADMINISTRATOR/DISTRIBUTOR
                            -------------------------
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


                                  LEGAL COUNSEL
                                  -------------
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                             Washington, D.C. 20005


                                    AUDITORS
                                    --------
                              KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FEE TABLE ..................................................................  3




INVESTMENT OBJECTIVES.......................................................  7

INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS..............................  7

INVESTMENT RESTRICTIONS..................................................... 11

VALUATION OF SHARES......................................................... 12

HOW TO PURCHASE SHARES...................................................... 13

SALES CHARGES............................................................... 15

SALES CHARGE WAIVERS........................................................ 17

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION.............................. 17

LETTER OF INTENT............................................................ 18

EXCHANGE PRIVILEGE.......................................................... 19

HOW TO REDEEM SHARES........................................................ 19

DIVIDENDS................................................................... 22

FEDERAL INCOME TAXES........................................................ 22

DISTRIBUTION................................................................ 23


MANAGEMENT OF THE SMALL CAP EQUITY  FUND.................................... 24


GENERAL INFORMATION......................................................... 28

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                              CROSS REFERENCE SHEET

                           AMERICAN PERFORMANCE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

Form N-1A Part B Item
---------------------
10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              The Funds; Additional
                                                  Information - Description of Shares

13.  Investment Objectives                        Investment Objective and Policies
        and Policies

14.  Management of the Fund                       Management and Service Providers
                                                  of the Funds

15.  Control Persons and Principal                Additional Information - Miscellaneous
      Holders of Securities

16.  Investment Advisory and                      Management and Service Providers
                                                  of the Funds
        Other Services

17.  Brokerage Allocation                         Management of the Funds - Portfolio
     and Other Practices                          Transactions


18.  Capital Stock and Other                      Valuation; Additional Purchase and
     Securities                                   Redemption Information; Additional
                                                  Information


19.  Purchase, Redemption and                     Valuation; Additional Purchase and
     Pricing of Securities                        Redemption Information; Management
     Being Offered                                and Service Providers of the Funds

20.  Tax Status                                   Investment Objective and Policies -Additional
                                                  Tax Information Concerning All of the Funds;
                                                  Investment Objective and Policies - Additional
                                                  Tax Information Concerning the Intermediate
                                                  Tax-Free Bond Fund

21.  Underwriters                                 Management and Service Providers
                                                  of the Funds - Distributor;
                                                  Management and Service Providers
                                                  of the Funds - Distribution

22.  Calculation of Performance                   Additional Information -
     Data                                         Calculation of Performance Data


23.  Financial Statements                         Financial Statements



Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       STATEMENT OF ADDITIONAL INFORMATION




                           AMERICAN PERFORMANCE FUNDS


                   AMERICAN PERFORMANCE SMALL CAP EQUITY FUND





                                February __, 1999




This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for the American Performance Small Cap Equity Fund dated February __, 1999. This Statement of Additional Information is incorporated in its entirety into that Prospectus. A copy of the Prospectus for the American Performance Small Cap Equity Fund (the "Fund") may be obtained by writing to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free at (800) 762-7085.

                                TABLE OF CONTENTS
                                                                                                        Page
                                                                                                        ----
THE FUNDS..................................................................................................1

INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
      ADDITIONAL INFORMATION ON FUND INSTRUMENTS...........................................................1
               Bank Obligations............................................................................1
               U.S. Government Obligations.................................................................3
               Purchases of Options........................................................................3
               Covered Calls...............................................................................4
               Puts........................................................................................6
               Futures Contracts...........................................................................6
               Mortgage-Related Securities.................................................................7
               Foreign Investments.........................................................................9
               When-Issued Securities......................................................................9
               Securities Lending..........................................................................9
               Repurchase Agreements......................................................................10
      INVESTMENT RESTRICTIONS.............................................................................10
      PORTFOLIO TURNOVER..................................................................................11
      ADDITIONAL TAX INFORMATION CONCERNING THE FUND......................................................12

VALUATION.................................................................................................14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................14

MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS.............................................................14
      TRUSTEES AND OFFICERS...............................................................................14
      INVESTMENT ADVISER AND SUB-ADVISER..................................................................16
      DISTRIBUTION........................................................................................19
      GLASS-STEAGALL ACT..................................................................................20
      PORTFOLIO TRANSACTIONS..............................................................................21
      ADMINISTRATOR.......................................................................................23
      SUB-ADMINISTRATOR...................................................................................25
      DISTRIBUTOR.........................................................................................26
      CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT.......................................................26
      AUDITORS............................................................................................28
      LEGAL COUNSEL.......................................................................................28

ADDITIONAL INFORMATION....................................................................................29
      DESCRIPTION OF SHARES...............................................................................29
      SHAREHOLDER AND TRUSTEE LIABILITY...................................................................30
      CALCULATION OF PERFORMANCE DATA   ..................................................................30
      PERFORMANCE COMPARISONS.............................................................................32
      MISCELLANEOUS.......................................................................................34

FINANCIAL STATEMENTS......................................................................................39

APPENDIX..................................................................................................40

                                    THE FUNDS


         The American Performance Funds (the "Funds") consist of eleven series of units of beneficial interest ("Shares") each representing interests in one of eleven separate investment portfolios of a diversified open-end management investment company: the American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), the American Performance Cash Management Fund (the "Cash Management Fund"), the American Performance Equity Fund (the "Equity Fund"), the American Performance Aggressive Growth Fund (the "Aggressive Growth Fund"), the American Performance Balanced Fund (the "Balanced Fund"), the American Performance Bond Fund (the "Bond Fund"), the American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), the American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), the American Performance Short-Term Income Fund (the "Short-Term Income Fund") , the American Performance Growth Equity Fund (the "Growth Equity Fund") and the American Performance Small Cap Equity Fund (the "Small Cap Equity Fund"). The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to herein as the "Money Market Funds," the Equity Fund, the Aggressive Growth Fund, the Balanced Fund and the Growth Equity Fund are sometimes referred to herein as the "Equity Investment Funds," and the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to herein as the "Bond Investment Funds." The American Performance Aggressive Growth Fund will cease operations on or about February 15, 1999. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

         This Statement of Additional Information relates to the Small Cap Equity Fund only.


                        INVESTMENT OBJECTIVE AND POLICIES


         The following policies supplement the Small Cap Equity Fund's investment objective and policies as set forth in the Prospectus for the Fund.


ADDITIONAL INFORMATION ON FUND INSTRUMENTS

         BANK OBLIGATIONS


         The Small Cap Equity Fund may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

         Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Fund may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         In addition, the Fund may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.


         Commercial Paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.


         The Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.



         Variable amount and floating rate notes: Commercial paper eligible for investment by the Small Cap Equity Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Investment Adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.


         Variable or floating rate notes with stated maturities of more than one year may, under the amortized cost rule of the Securities and Exchange Commission ("SEC") , 17 C.F.R. ' 270.2a-7, be deemed to have shorter maturities in accordance with such Rule.

         U.S. GOVERNMENT OBLIGATIONS


         The Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Investment Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objective and Policies -Mortgage-Related Securities" in this Statement of Additional Information.


         PURCHASES OF OPTIONS


         The Small Cap Equity Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         The Small Cap Equity Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

         Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Small Cap Equity Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.


         COVERED CALLS


         The Small Cap Equity Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of the Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Small Cap Equity Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. In order to comply with the requirements of the securities laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.



         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike when the Fund owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Small Cap Equity Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its net assets.

         The premium received is the fair market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Investment Adviser in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


         PUTS


         The Small Cap Equity Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price.

         The amount payable to the Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

         The Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Investment Adviser's opinion, present minimal credit risks.


         FUTURES CONTRACTS


         The Small Cap Equity Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Small Cap Equity Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Small Cap Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Small Cap Equity Fund's qualification as a regulated investment company ("RIC").


         MORTGAGE-RELATED SECURITIES


         The Fund may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Small Cap Equity Fund will limit its total investment in such securities to 5% or less of net assets.



         Mortgage-related securities, for purposes of the Fund's Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.


         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         FOREIGN INVESTMENTS


         The Small Cap Equity Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to the Fund's foreign investments.


         WHEN-ISSUED SECURITIES


         As discussed in the Prospectus, the Fund may purchase securities on a "when-issued" basis. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.


         SECURITIES LENDING


         The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund's Investment Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Investment

Adviser has determined are creditworthy under guidelines established by the Board of Trustees. The Fund will limit securities loans to 33a% of the value of its total net assets.


         REPURCHASE AGREEMENTS


         Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Investment Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Fund believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").







INVESTMENT RESTRICTIONS


         Unless otherwise specifically noted, the following investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Fund's Prospectus).

          The Small Cap Equity Fund may not:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         2. Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts, except that the Fund may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).


         5. Invest in any issuer for purposes of exercising control or management.


         6. Purchase or retain securities of any issuer if the officers or Trustees of the Fund or the officers or directors of its Investment Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         7. Invest more than 5% of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         8. Purchase or sell real estate, including limited partnership interests, (however, the Fund, may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).





PORTFOLIO TURNOVER


         The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to the Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed at ordinary income tax rates) to the Fund's Shareholders.






ADDITIONAL TAX INFORMATION CONCERNING  THE  FUND

         It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company (a "RIC") under Subchapter M the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may limit the range of the Fund's investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. The Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         Distributions from the Fund (other than exempt-interest dividends, as discussed below) generally will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and short-term capital gains. Distributions of long-term capital gains (generally subject to a 20% tax rate) will be taxable to shareholders as such, regardless of how long a shareholder has held shares of the Fund.



         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

         The Code imposes a non-deductible 4% excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the prior year. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. If distributions during a calendar year by the Fund did not meet the 98% threshold, the Fund would be subject to this 4% excise tax on the undistributed amounts. The Fund generally intends to make distributions sufficient to avoid the imposition of this 4% excise tax.

         The Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. These rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, or otherwise affect the character of the Fund's income. Consequently, the amount, timing, and character of distributions to Shareholders could be affected. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his or her tax return payments of interest or dividends. This withholding, known as back-up withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.


                                    VALUATION


         Except as noted below, the Small Cap Equity Fund will value securities for which the principal market is a securities exchange, at their fair market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Securities and other assets for which quotations are not readily available will be valued at their fair market value, as determined in good faith under procedures established by, and under the general supervision of, the Board of Trustees . Short-term securities are valued at amortized cost, which approximates current value.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares in the Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, in addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of Participating Organizations under the Fund's Distribution and Shareholder Services Plan. Customers purchasing Shares of the Fund may include officers, directors, or employees of the Investment Adviser and its affiliates.

         The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.





                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

TRUSTEES AND OFFICERS


         The names of the trustees of the Fund and the Funds, their addresses, and principal occupations during the past five years are set forth in each of the Funds' Prospectuses. The officers of the Fund and the Funds, their addresses, and principal occupations during the past five years are as follows:

                                        POSITION(S) HELD               PRINCIPAL OCCUPATION
   NAME, ADDRESS AND AGE                WITH THE FUNDS                 DURING PAST 5 YEARS
   ---------------------                ----------------               -------------------
   Walter B. Grimm*, 53                 Chairman, President,           From June, 1992 to present, employee of
   3435 Stelzer Road                    and Trustee                    BISYS Fund Services.
   Columbus, OH  43219

   Alaina V. Metz*, 31                  Assistant Secretary            From June, 1995 to present, employee of
   3435 Stelzer Road                                                   BISYS Fund Services; from May 1989 to
   Columbus, OH 43219                                                  June 1995, Supervisor, Mutual Fund Legal
                                                                       Department, Alliance Capital Management.

   Joel Engle*, 32                      Treasurer                      From September, 1998 to present, employee
   3435 Stelzer Road                                                   of BISYS Fund Services; from March, 1995
   Columbus, OH  43219                                                 to September, 1998, Vice President, The
                                                                       Northern Trust Company; from September,
                                                                       1988 to June 1994, Manager, Ernst & Young LLP.

   Jeffrey Cusick*, 39                  Vice President and             From July, 1995 to present, employee of
   3435 Stelzer Road                    Secretary                      BISYS Fund Services; from September 1993
   Columbus, OH 43219                                                  to July 1995, Assistant Vice President,
                                                                       Federated Administration Services; from
                                                                       1989 to September 1993, Client Services
                                                                       Manager, Federated Administration
                                                                       Services.



--------------

* Messrs. Grimm, Engle and Cusick and Ms. Moore and Ms. Metz are each considered to be an "interested person" of the Funds as defined in the 1940 Act.

                              COMPENSATION TABLE (1)
                                                                                                     TOTAL
                                AGGREGATE              PENSION OR                                    COMPENSATION
                                COMPENSATION           RETIREMENT                                    FROM THE
                                FROM THE               BENEFITS               ESTIMATED              AMERICAN
                                AMERICAN               ACCRUED AS             ANNUAL                 PERFORMANCE
   NAME OF PERSON,              PERFORMANCE            PART OF FUND           BENEFITS UPON          FUNDS PAID TO
   POSITION                     FUNDS                  EXPENSES               RETIREMENT             TRUSTEE
   ---------------              ------------           ------------           -------------          -------------
   Walter B. Grimm              $0                     None                   None                   $0

   Michael J. Hall              $6,000.00              None                   None                   $6,000.00

   Perry A. Wimpey              $6,000.00              None                   None                   $6,000.00

   I. Edgar Hendrix             $6,000.00              None                   None                   $6,000.00

(1) Figures are for the Funds' fiscal year ended August 31, 1998.

INVESTMENT ADVISER AND SUB-ADVISER

         Investment advisory services are provided to each of the Funds by Bank of Oklahoma, N.A. ("BOK" or "Investment Adviser"), pursuant to an Investment Advisory Agreement dated October 1, 1994 (hereinafter referred to as the "Advisory Agreement").


         Under the Advisory Agreement, the Investment Adviser has agreed to provide to the Funds the investment advisory services described in the Funds' Prospectuses. For the services provided and expenses assumed pursuant to the Advisory Agreement, the Investment Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Investment Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually; the Equity Fund and the Growth Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund -seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually; and the Small Cap Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually.


         For its investment advisory services during the fiscal year ending August 31, 1998, BOK received $1,495,245 with respect to the U.S. Treasury Fund; $1,630,192 with respect to the Cash Management Fund; $162,521, which is $92,870 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $284,465, which is $162,552 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $974,200, which is $370,196 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $100,362, which is $57,350 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $188,145, which is $81,755 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $117,712 less than the maximum amount of advisory fees, if charged, with respect to the Short-Term Income Fund; and $46,817, which is $236,504 less than the maximum amount of advisory fees, if charged, with respect to the Balanced Fund. For its investment advisory services during the period ending August 31, 1998, BOK received $287,102, which is $109,099 less than the maximum amount of advisory fees if charged, with respect to the Growth Equity Fund.

         For its investment advisory services during the fiscal year ending August 31, 1997, BOK received $984,884 with respect to the U.S. Treasury Fund; $1,476,099 with respect to the Cash Management Fund; $114,994, which is $65,711 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $224,198, which is $128,113 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $604,087, which is $229,553 less than the amount of advisory fees, if charged, with respect to the Equity Fund; $95,309, which is $54,462 less than the amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $225,838, which is $85,818 less than the amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $80,882 less than the amount of advisory fees, if charged, with respect to the Short-Term Income Fund; and $0, which is $196,422 less than the amount of advisory fees, if charged, with respect to the Balanced Fund.

         For its investment advisory services during the fiscal year ending August 31, 1996, BOK received $801,240 with respect to the U.S. Treasury Fund; $1,238,786 with respect to the Cash Management Fund; $129,467, which is $73,915 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $227,937, which is $130,084 less than the maximum amount of such fees, if charged, with respect to the Intermediate Bond Fund; $407,341, which is $154,982 less than the maximum amount of such fees, if charged, with respect to the Equity Fund; $101,273, which is $57,916 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $202,594, which is $77,088 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $65,313 less than the maximum amount of advisory fees, if charged with respect to the Short-Term Income Fund; and $0 which is $149,330 less than the maximum amount of advisory fees, if charged with respect to the Balanced Fund.

         Sub-investment advisory services are provided to the Cash Management Fund by AMR Investment Services, Inc. ("Sub-Advisor" or "AMR") pursuant to a Sub-Investment Advisory Agreement between BOK and AMR dated June 16, 1997 (hereinafter referred to as the "Sub-Advisory Agreement"). For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR is entitled to receive a fee from BOK, computed daily and paid monthly, at the annual rate of not less than fifteen one-hundredths of one percent (0.15%) nor more than forty one-hundredths of one percent (0.40%) of the average daily net assets of the Cash Management Fund.

         For its sub-advisory services during the fiscal year ending August 31, 1998, AMR received $954,195 with respect to the Cash Management Fund. For its sub-advisory services during the fiscal year ending August 31, 1997, AMR received $553,537 with respect to the Cash Management Fund.

         The Investment Adviser may periodically set its fees at less than the maximum allowable amount with respect to any Fund it serves in order to increase the net income of that Fund available for distribution as dividends. For information on such voluntary reductions undertaken for the period ended August 31, 1998, concerning a particular Fund, see "MANAGEMENT OF THE FUND - Investment Adviser" in the Prospectus pertaining to such Fund.

         Unless sooner terminated, the Advisory Agreement will continue in effect until August 1, 1999. The Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Sub-Advisory Agreement between BOK and AMR provides that unless sooner terminated, it will continue in effect until August 1, 1999 and for successive one-year terms thereafter, provided that such continuance is approved annually in the manner set forth above. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser or the Sub-Adviser, as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory and Sub-Advisory Agreements provide that the Investment Adviser or the Sub-Adviser, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the respective Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Investment Adviser or Sub-Adviser including, but not limited to, (i) descriptions of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         DISTRIBUTION

         Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan. For information on such voluntary reductions concerning a particular fund, see "DISTRIBUTION" in the Prospectus pertaining to such Fund.

         Under the Distribution Plan during the fiscal year ended August 31, 1998, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $116,086 with respect to the Bond Fund; $203,189 with respect to the Intermediate Bond Fund; $487,100 with respect to the Equity Fund; and $107,572 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1998, the Distributor waived its entire fee with respect to the following Funds and in the following amounts: $934,531 with respect to the U.S. Treasury Fund; $1,018,870 with respect to the Cash Management Fund; $71,687 with respect to the Intermediate Tax-Free Bond Fund; $95,717 with respect to the Balanced Fund; and $53,506 with respect to the Short-Term Income Fund. Under the Distribution Plan during the period ended August 31, 1998, the Distributor received the maximum amount receivable under the Plan, $143,551 with respect to the Growth Equity Fund.

         Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 1997 to August 31, 1998, was spent on compensation to dealers. BISYS retained 0.56% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $1,043,016. The total amount retained by BISYS during the last fiscal year was $5,885.

GLASS-STEAGALL ACT


         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or exerting control of a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as Investment Adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         BOK believes that it possesses the legal authority to perform the investment advisory services that are contemplated by its Investment Advisory Agreement with the Funds and described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BOK, from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BOK, the Board of Trustees of the Funds would review the Funds' relationship with BOK, and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BOK, or other banks serving as Participating Organizations under the Funds' Distribution and Shareholder Services Plan, in connection with Customer purchases of Shares of the Funds, such banks may be required to alter materially or discontinue the services offered by them to Customers under the Distribution and Shareholder Services Plan. It is not anticipated, however, that any change in the Funds' Distribution and Shareholder Services Plan would affect its net asset value per Share or result in financial losses to any Customer.

PORTFOLIO TRANSACTIONS


         Pursuant to the Advisory and Sub-Advisory Agreements, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Investment Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity

Investment Funds and the Small Cap Equity Fund on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Investment Adviser and Sub-Adviser generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


         During the fiscal year ended August 31, 1998, the Equity Fund paid aggregate brokerage commissions in the amount of $279,771; the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $118,045; the Balanced Fund paid aggregate brokerage commissions in the amount of $56,206; and the Growth Equity Fund paid aggregate brokerage commissions in the amount of $61,297.

         During the fiscal year ended August 31, 1997, the Equity Fund paid aggregate brokerage commissions in the amount of $212,467; the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $37,432; and the Balanced Fund paid aggregate brokerage commissions in the amount of $26,379.

         During the fiscal year ended August 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $106,593. During the fiscal year ended August 31, 1996, BOK directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $90,918; aggregate commissions -- $48,969. During the fiscal year ended August 31, 1996, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $20,047. During the fiscal year ended August 31, 1996, BOK directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,047; aggregate commissions -- $0. During the fiscal year ended August 31, 1996 the Balanced Fund paid aggregate brokerage commissions in the amount of $25,340. BOK directed brokerage transactions for the Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $19,722 and aggregate commissions -- $5,618.

         Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser and/or Sub-Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Investment Adviser and Sub-Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and Sub-Adviser and does not reduce the advisory fees payable to the Investment Adviser and Sub-Adviser. Such information may be useful to the Investment Adviser and Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Investment Adviser or Sub-Adviser, its Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Investment Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Investment Adviser and Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Funds, the Investment Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Investment Adviser or Sub-Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Investment Adviser or Sub-Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

ADMINISTRATOR

         BISYS Fund Services ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement with the Funds dated September 5, 1990, as amended and restated on August 30, 1994 (hereinafter referred to as the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For information on such voluntary reductions undertaken concerning a particular fund, see "MANAGEMENT OF THE FUND -Administrator, and Distributor" in the Prospectus pertaining to such Fund.

         For management and administrative services during the fiscal year ended August 31, 1998, BISYS received $747,624 with respect to the U.S. Treasury Fund; $815,098 with respect to the Cash Management Fund; $92,870 with respect to the Bond Fund; $162,552 with respect to the Intermediate Bond Fund; $57,350 with respect to the Intermediate Tax-Free Bond Fund; $389,681 with respect to the Equity Fund; $86,058 with respect to the Aggressive Growth Fund; $42,805 with respect to the Short-Term Income Fund; and $76,574 with respect to the Balanced Fund. For management and administrative services during the period ended August 31, 1998, BISYS received $114,841 with respect to the Growth Equity Fund.

         For management and administrative services during the fiscal year ended August 31, 1997, BISYS received $492,442 with respect to the U.S. Treasury Fund; $738,049 with respect to the Cash Management Fund; $65,711 with respect to the Bond Fund; $128,113 with respect to the Intermediate Bond Fund; $54,462 with respect to the Intermediate Tax-Free Bond Fund; $241,635 with respect to the Equity Fund; $90,335 with respect to the Aggressive Growth Fund; $29,412 with respect to the Short-Term Income Fund; and $53,087 with respect to the Balanced Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         For management and administration services during the fiscal year ended August 31, 1996, BISYS received $400,620 with respect to the U.S. Treasury Fund; $664,393 with respect to the Cash Management Fund; $73,981 with respect to the Bond Fund; $130,250 with respect to the Intermediate Bond Fund; $57,869 with respect to the Intermediate Tax-Free Bond Fund; $162,936 with respect to the Equity Fund; $81,038 with respect to the Aggressive Growth Fund; $23,727 with respect to the Short-Term Income Fund; and $40,306 with respect to the Balanced Fund.

         Unless sooner terminated, the Administration Agreement will continue in effect until December 31, 1999 and thereafter will automatically continue in effect for successive three-year periods unless written notice not to renew is given by the non-renewing party at least sixty days prior to the expiration of the then-current term. Otherwise, the Administration Agreement is terminable, with respect to a particular Fund only upon mutual agreement or for "cause" in either case on not less than sixty days' notice by the Funds' Board of Trustees or by the Administrator. For purposes of the Administration Agreement, "cause" means (i) willful misfeasance, bad faith, gross negligence, abandonment, or reckless disregard on the part of either party with respect to its obligations and duties set forth herein; (ii) regulatory, administrative, or judicial action initiated against either party with regard to the violation of any rule, regulation, order, or law; (iii) the dissolution or liquidation of either party or other cessation of business other than a reorganization or recapitalization of such party as an ongoing business; (iv) financial difficulties on the part of either party which is evidenced by the authorization or commencement of, or involvement by way of pleading, answer, consent, or acquiescence in, a voluntary or involuntary case under Title 11 of the United States Code, as, from time to time, in effect, or any applicable law, other than said Title 11, of any jurisdiction relating to the liquidation or reorganization of debtors or to the modification or alteration of the rights of creditors; or (v) any circumstance which substantially impairs the performance of either party's obligations and duties as contemplated herein.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR

         Effective May 12, 1995, BOK became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund's average net assets.

         For Sub-Administration services during the fiscal year ended August 31, 1998, BOK received fees in the following amounts from the Administrator:
$373,811 with respect to the U.S. Treasury Fund; $407,548 with respect to the Cash Management Fund; $63,848 with respect to the Bond Fund; $111,754 with respect to the Intermediate Bond Fund; $39,428 with respect to the Intermediate Tax-Free Bond Fund; $29,428 with respect to the Short-Term Income Fund; $70,830 with respect to the Balanced Fund; $336,099 with respect to the Equity Fund; and $74,225 with respect to the Aggressive Growth Fund. For Sub-Administration services during the period ended August 31, 1998, BOK received fees of $99,050 from the Administrator with respect to the Growth Equity Fund.

         For Sub-Administration services during the fiscal year ended August 31, 1997, BOK received fees in the following amounts from the Administrator:
$123,111 with respect to the U.S. Treasury Fund; $184,512 with respect to the Cash Management Fund; $16,428 with respect to the Bond Fund; $32,028 with respect to the Intermediate Bond Fund; $13,616 with respect to the Intermediate Tax-Free Bond Fund; $7,353 with respect to the Short-Term Income Fund; $13,272 with respect to the Balanced Fund; $60,409 with respect to the Equity Fund; and $22,584 with respect to the Aggressive Growth Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         For Sub-Administration services during the fiscal year ended August 31, 1996, BOK received fees in the following amounts from the Administrator:
$100,155 with respect to the U.S. Treasury Fund; $166,098 with respect to the Cash Management Fund; $18,495 with respect to the Bond Fund; $32,563 with respect to the Intermediate Bond Fund; $14,468 with respect to the Intermediate Tax-Free Bond Fund; $5,932 with respect to the Short-Term Income Fund; $9,970 with respect to the Balanced Fund; $40,734 with respect to the Equity Fund; and $20,259 with respect to the Aggressive Growth Fund.

DISTRIBUTOR

         BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds dated October 1, 1993 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until August 1, 1999 and thereafter will continue for successive one-year periods if approved at least annually (i) by the Funds' Board of Trustees or by the vote of a majority of the outstanding voting Shares of the Funds (as defined in "GENERAL INFORMATION-Miscellaneous" in the Funds' Prospectuses) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated in the event of its assignment, as defined in the 1940 Act.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of BISYS by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Funds and is materially identical to the terminated distribution agreement.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         For custodian services during the fiscal year ended August 31, 1998, BOK received $112,143 with respect to the U.S. Treasury Fund; $122,264 with respect to the Cash Management Fund;
$13,930 with respect to the Bond Fund; $24,383 with respect to the Intermediate Bond Fund; $58,452 with respect to the Equity Fund; $9,074 with respect to the Intermediate Tax-Free Bond Fund; and $12,909 with respect to the Aggressive Growth Fund. For custodian services during the fiscal year ended August 31, 1998, BOK received $4,306, which is $2,115 less than the maximum amount of custody fees, if charged, with respect to the Short-Term Income Fund and $8,262, which is $3,224 less than the maximum amount of custody fees, if charged, with respect to the Balanced Fund. For custodian services during the period ended August 31, 1998, BOK received $17,226 with respect to the Growth Equity Fund.

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds dated September 5, 1990. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

         Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. with respect to each Fund an annual minimum fee of $10,000 for less than 100 Shareholder accounts invested in a Fund, $18,000 for 100 to 499 Shareholder accounts invested in a Fund, $24,000 for 500 or more Shareholder accounts invested in a Fund, $16 for each additional Shareholder account invested in a Money Market Fund, and $14 for each additional Shareholder account invested in a non-daily dividend based fund. (The number of Shareholder accounts for purposes of determining the base fee is calculated on a monthly basis.) BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed by the Funds for postage, handling fees, and reasonable costs of supplies used by BISYS Fund Services Ohio, Inc. in the performance of its services under the Transfer Agency Agreement. BISYS Fund Services Ohio, Inc. may periodically set its transfer agency fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a fund accounting agreement with the Funds dated September 5, 1990 (the "Fund Accounting Agreement"). As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee (1) from each Fund (other than the Intermediate Tax-Free Bond Fund) at an annual rate of three one-hundredths of one percent (0.03%) of the Fund's average daily net assets plus out-of-pocket expenses, with a minimum monthly fee of $2,500 per Fund and (2) from the Intermediate Tax-Free Bond Fund at an annual rate of four one-hundredths of one percent (0.04%) of the Fund's average daily net assets, plus out-of-pocket expenses, with a minimum monthly fee of $3,500. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

         For transfer agency and Fund accounting services during the fiscal year ended August 31, 1998, BISYS Fund Services Ohio, Inc. received $164,113 with respect to the U.S. Treasury Fund; $179,164 with respect to the Cash Management Fund; $39,980 with respect to the Bond Fund; $70,267 with respect to the Intermediate Bond Fund; $105,495 with respect to the Equity Fund; $31,831 with respect to the Intermediate Tax-Free Bond Fund; $37,825 with respect to Aggressive Growth Fund; $31,564 with respect to the Short-Term Income Fund; and $33,070 with respect to the Balanced Fund. For transfer agency and Fund accounting services during the period ended August 31, 1998, BISYS Fund Services Ohio, Inc. received $32,198 with respect to the Growth Equity Fund.

AUDITORS

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio, 43215, serves as independent public accountants for the Funds.

LEGAL COUNSEL

         Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


         The Funds are separate series of a single Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise eleven series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Short-Term Income Fund, the Balanced Fund , the Growth Equity Fund, and the Small Cap Equity Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

         Based on the seven-day period ended August 31, 1998 (the "base period"), the yield of the Cash Management Fund was 4.98% and the Fund's effective yield was 5.10%. Based on the same base period, the yield of the U.S. Treasury Fund was 4.87% and the Fund's effective yield was 4.99%. Each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         Based on the thirty-day period ended August 31, 1998 ("30-day base period"), the 30-day yields of the Bond Investment Funds were as follows: the Bond Fund, 5.75% (without load) and 5.52% (with load); the Intermediate Bond Fund, 5.45% (without load) and 5.29% (with load); and the Intermediate Tax-Free Bond Fund, 3.25% (without load) and 3.16% (with load); the Short-Term Income Fund, 5.99% (without load) and 5.87% (with load). The 30-day yield of each Bond Investment Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                         30-Day Yield = 2[( a-b +1)6-1]
                                          cd

         In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

         The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.


         The average annual total return of each Bond Investment Fund, Equity Investment Fund, and the Small Cap Equity Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.

         The average annual total returns for the one-year period ended August 31, 1998 for the Bond Investment Funds, assuming the imposition of a sales load, were as follows: the Bond Fund, 7.04%; the Intermediate Bond Fund, 5.50%; the Intermediate Tax-Free Bond Fund, 4.09%; and the Short-Term Income Fund, 6.33%. The average annual total returns for the one-year period ended August 31, 1998 for the Equity Investment Funds, assuming the imposition of a sales load, were as follows: the Equity Fund, -4.24%; the Balanced Fund, -0.64%; and the Growth Equity Fund, 8.99%.(1)




------------

     (1) The performance data for the Growth Equity Fund includes the performance history of its predecessor fund, a common trust fund, for the period before the Growth Equity Fund commenced operations on November 1, 1997. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been subject to such requirements under the 1940 Act and the Code its performance may have been adversely affected.

         The average annual total returns, for Shareholders who are not subject to a sales charge, for the one-year period ended August 31, 1998 were as follows: the Equity Fund 0.79%, the Aggressive Growth -30.85%, the Bond Fund 11.54%, the Intermediate Bond Fund 8.80%, the Intermediate Tax-Free Bond Fund 7.28%, the Short-Term Income Fund 8.47%, the Balanced Fund 4.55%, and the Growth Equity Fund 14.76%.1


         The average annual total returns for the five-year period ended August 31, 1998 were: 6.02% (without sales charge) and 5.16% (as adjusted for maximum sales charge) for the Bond Fund; 5.19% (without sales charge) and 4.55% (as adjusted for maximum sales charge) for the Intermediate Bond Fund; 15.99% (without sales charge) and 14.81% (as adjusted for maximum sales charge) for the Equity Fund; and 5.40% (without sales charge) and 4.77% (as adjusted for maximum sales charge) for the Intermediate Tax-Free Bond Fund.


         The average annual total returns for the following Funds are:
Short-Term Income Fund from commencement of operations (October 19, 1994) to August 31, 1998 was 6.66% (without sales charge) and 6.11% (as adjusted for maximum sales charge); and Balanced Fund from commencement of operations (June 1, 1995) to August 31, 1998 was 14.81% (without sales charge) and 13.00% (as adjusted for maximum sales charge).


         The average annual total returns for the following Funds are: Bond Fund from commencement of operations (September 28, 1990) to August 31, 1998, 8.50% (without sales charge) and 7.94% (as adjusted for maximum sales charge); Intermediate Bond Fund from commencement of operations (September 28, 1990) to August 31, 1998, 7.39% (without sales charge) and 6.97% (as adjusted for maximum sales charge); Intermediate Tax-Free Bond Fund from commencement of operations (May 29, 1992) to August 31, 1998, 6.66% (without sales charge) and 6.14% (as adjusted for maximum sales charge), Equity Fund from commencement of operations (September 28, 1990) to August 31, 1998, 14.34% (without sales charge) and 13.59% (as adjusted for maximum sales charge); and Growth Equity Fund from commencement of operations (June 10, 1994) to August 31, 1998, 24.14% (without sales charge) and 22.63% (as adjusted for maximum sales charge).1


         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

PERFORMANCE COMPARISONS

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc.,

Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of tax-free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.

         The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

         Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

MISCELLANEOUS

         The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


         As of November __, 1998 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to [____%] of the U.S. Treasury Fund's Shares, [ %] of the Cash Management Fund's Shares, [ %] of the Equity Fund's Shares, [ %] of the Aggressive Growth Fund's Shares, [ %] of the Balanced Fund's Shares, [ %] of the Bond Fund's Shares, [ %] of the Intermediate Bond

Fund's Shares, [ %] of the Short-Term Income Fund's Shares, [ %] of the Intermediate Tax-Free Bond Fund's Shares and [ %] of the Growth Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         As of November 27, 1998, the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own of record five percent (5%) or more of the Shares of the Funds as of November 27, 1998:



                                            AMOUNT OF OWNERSHIP                PERCENT
NAME AND ADDRESS                                 OF RECORD                     OF FUND
----------------                            --------------------               -------

                                            CASH MANAGEMENT FUND

NABANK and Co.                                                                  96.80%
CASH
P.O. Box 2300
Tulsa, OK  74192


                                             U.S. TREASURY FUND

NABANK and Co.                                                                  97.14%
CASH
P.O. Box 2300
Tulsa, OK  74192


                                      INTERMEDIATE TAX-FREE BOND FUND

NABANK and Co.                                                                   5.48%
Trust Accounting
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  80.79%
Income CAS/CG
Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

                                            AMOUNT OF OWNERSHIP                PERCENT
NAME AND ADDRESS                                 OF RECORD                     OF FUND
----------------                            --------------------               -------

                                                EQUITY FUND

NABANK and Co.                                                                  47.58%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  50.67%
Income Cash/CGReinvest  Account
P.O. Box 2300
Tulsa, OK  74192

                                                 BOND FUND

NABANK and Co.                                                                  51.62%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  47.39%
Income Cash/CG
Reinvest Account
P.O. Box 2300
Tulsa, OK  74192


                                           INTERMEDIATE BOND FUND

NABANK and Co.                                                                   34.61%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                   62.70%
Income
Cash/CG/Reinvest
P.O. Box 2300
Tulsa, OK  74192

                                            AMOUNT OF OWNERSHIP                PERCENT
NAME AND ADDRESS                                 OF RECORD                     OF FUND
----------------                            --------------------               -------
                                           AGGRESSIVE GROWTH FUND

NABANK and Co.                                                                  58.14%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  34.37%
Income
Cash/CG/Reinvest
P.O. Box 2300
Tulsa, OK  74192

HC Limited Partnership                                                           5.79%
1300 Belmont No. 209
Chicago, IL  60657

                                          SHORT TERM INCOME FUND

NABANK and Co.                                                                  29.45%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  68.84%
Income
Cash/CG/Reinvest
P.O. Box 2300
Tulsa, OK  74192


                                            BALANCED FUND

NABANK and Co.                                                                  99.47%
All Reinvest Account
P.O. Box 2300
Tulsa, OK  74192

                                            AMOUNT OF OWNERSHIP                PERCENT
NAME AND ADDRESS                                 OF RECORD                     OF FUND
----------------                            --------------------               -------
                                            GROWTH EQUITY FUND

NABANK and Co.                                                                  73.35%
Income
Cash/CG/Reinvest
P.O. Box 2300
Tulsa, OK  74192

NABANK and Co.                                                                  23.94%
All Reinvest
P.O. Box 2300
Tulsa, OK  74192

                              FINANCIAL STATEMENTS

         The Independent Auditors' Report for the American Performance Funds for the year ended August 31, 1998 and Financial Statements for the American Performance Funds for the five year period ended August 31, 1998, appearing in the Annual Report, are incorporated by reference in the Statement of Additional Information. A copy of the Annual Report dated as of August 31, 1998 and the Semi-Annual Report dated as of February 28, 1998 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to
         AA-      time because of economic conditions.

         A+       Protection factors are average but adequate. However,

         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                         -Leading market positions in well-established industries.

                         -High rates of return on funds employed.

                         -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                         -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                         -Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

         Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

         F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-1A

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)  Financial Statements:

     Included in Part A:

     --   Financial Highlights.

     Included in Part B:

     The following financial statements have been incorporated into the Statement of Additional Information by reference to American
     Performance Funds' Annual
     Report to Shareholders, dated August 31, 1998:

     --   Independent Auditors' Report dated October 9, 1998.

     --   Statements of Assets and Liabilities as of August 31, 1998 (audited).

     -- Statements of Operations for the fiscal year ended August 31, 1998 (audited).

     -- Statements of Changes in Net Assets for the years ended August 31, 1998 and 1997 (audited).

     --   Schedules of Portfolio Investments at August 31, 1998 (audited).

     --   Notes to Financial Statements dated August 31, 1998 (audited).

     -- Financial Highlights for each of the periods or years ended August 31, 1994, August 31, 1995, August 31, 1996, August 31,
          1997, and August 31, 1998 (audited).

    (b)  Exhibits:

         (1) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration
                      Statement (filed October 31, 1990).

         (2)(a) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (2)(b) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (3)          None.

         (4)(a)       Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (4)(b) Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (4)(c) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (5)(a) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).

         (5)(b) Sub-Investment Advisory Agreement between Bank of Oklahoma, N.A. and AMR Investment Services, Inc. dated June 16, 1997 is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (5)(c) Amended Schedule A to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).


         (5)(d) Form of Amended Schedule A to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is filed herewith.


         (6)(a) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (6)(b) Amended Schedules A and B to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).


         (6)(c) Form of Amended Schedules A and B to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are filed herewith.


         (7)          None.

         (8)(a) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (8)(b) Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).


         (8)(c) Form of Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is filed herewith.


         (9)(a) Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (9)(b) Amended Schedule A to the Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995 is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (9)(c) Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (9)(d) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995, is incorporated by reference to
                      Exhibit 9(d) to Post-Effective Amendment No. 15 to the Funds' Registration Statement (filed June 24, 1997).

         (9)(e) Sub-Administration Agreement between BISYS Fund Services, Limited Partnership and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (9)(f) Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc.

                      (formerly The Winsbury Service Corporation) dated September 5, 1990 is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (9)(g) Amended Schedule A to Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995 is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (9)(h) Amended Schedule A to Sub-Administration Agreement between BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated May 12, 1995 is incorporated by reference to Exhibit 9(i) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).


         (9)(i) Form of Amended Schedule A to the Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995 is filed herewith.

         (9)(j) Form of Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) dated September 5, 1990 is filed herewith.

         (9)(k) Form of Amended Schedule A to Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995 is filed herewith.

         (9)(l) Form of Amended Schedule A to Sub-Administration Agreement between BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated May 12, 1995 is filed herewith.

         (10)         Opinion of Ropes & Gray is filed herewith.

         (11)(a)      Consent of KPMG Peat Marwick LLP is filed herewith.

         (11)(b)      Consent of Ropes & Gray is filed herewith.

         (12)         None.

         (13) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (14)         None.

         (15)(a) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement
                      (filed December 16, 1993).

         (15)(b) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
                      Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (15)(c) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (15)(d) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).


         (15)(e) Form of Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is filed herewith.

         (16)(a) Performance Calculations Schedules for every Fund (except the Short-Term Income Fund, Balanced Fund and Growth Equity Fund) are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (16)(b) Performance Calculations Schedules for the Short-Term Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement
                      (filed October 31, 1995).

         (16)(c) Performance Calculations Schedules for the Growth Equity Fund are incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 17 to the Funds' Registration Statement (filed April 30, 1998).

         (17)         Financial Data Schedules, as follow, are filed herewith:
                      (a)  Cash Management Fund
                      (b)  U.S. Treasury Fund
                      (c)  Bond Fund
                      (d)  Intermediate Bond Fund
                      (e)  Equity Fund
                      (f)  Aggressive Growth Fund
                      (g)  Intermediate Tax-Free Bond Fund
                      (h)  Short-Term Income Fund
                      (i)  Balanced Fund
                      (j)  Growth Equity Fund

Item 25. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         There are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities
         -------------------------------

         Omitted per instructions of Letter from Barry D. Miller, Associate Director, United States Securities and Exchange Commission, to Craig S. Tyle, General Counsel, Investment Company Institute (October 2, 1998).



Item 27. Indemnification
         ---------------

         Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of

         Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser and Investment
         -------------------------------------------------------------------
         Sub-Adviser
         -----------

         Bank of Oklahoma, N.A. ("BOK") serves as Registrant's investment adviser. AMR Investment Services, Inc. serves as the sub-investment adviser to the American Performance Cash Management Fund.

         To the knowledge of Registrant, none of the directors or officers of BOK and AMR Investment Services, Inc. except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BOK and AMR Investment Services, Inc.

         who are engaged in any other business, profession, vocation or employment of a substantial nature.

                                        BANK OF OKLAHOMA, N.A.
                                        ----------------------

Name and Position With                  Other
Bank of Oklahoma                        Substantial                             Type of
N.A.                                    Occupation                              Business
----------------------                  ----------                              --------
W. Wayne Allen                          Chairman and Chief Executive            Oil
Director                                Officer, Phillips Petroleum
                                        Company, 18 Phillips Building,
                                        Bartlesville, OK 74004

Keith E. Bailey                         Chairman, President and Chief           Oil, Gas and
Director                                Executive Officer, The Williams         Telecommunications
                                        Companies, Inc., P.O. Box 2400,
                                        Tulsa, OK 74102

Glenn A. Cox                            (Retired President and Chief            Oil
Director                                Operating Officer, Phillips
                                        Petroleum Company), 401 SE
                                        Dewey, Suite 318, Bartlesville,
                                        OK 74003

Dr. Robert H. Donaldson                 (Former President, University of        Education
Director                                Tulsa), 6449 S. Richmond, Tulsa,
                                        OK 74136

James O. Goodwin                        Chief  Executive Officer, The           Publishing
Director                                Oklahoma Eagle Publ. Co., 624
                                        East Archer, Tulsa, OK 74120

D. Joseph Graham                        Vice President and Chief Financial      Oil
Director                                Officer, Kaiser-Francis Oil
                                        Company, P.O. Box 21468, Tulsa,
                                        OK 74121-1468

                                        BANK OF OKLAHOMA, N.A.
                                        ----------------------

Name and Position With                  Other
Bank of Oklahoma                        Substantial                             Type of
N.A.                                    Occupation                              Business
----------------------                  ----------                              --------
V. Burns Hargis                         None
Director and Vice Chairman

Eugene A. Harris                        None
Director and Executive
Vice President

E. Carey Joullian IV                    President, Mustang Fuel                 Energy
Director                                Corporation, 2000 Classen Blvd.,
                                        800E, Oklahoma City, OK 73106-
                                        6036

George  B. Kaiser                       President and Owner, Kaiser-            Oil
Director and                            Francis Oil Co., P.O. Box 21468,
Chairman of the Board                   Tulsa, OK  74121-1468

David R. Lopez                          President, Oklahoma                     Telecommunications
Director                                Southwestern Bell Telephone, 800
                                        North Harvey, Oklahoma City,
                                        OK 73102

Stanley  A. Lybarger                    None
Director, President and
Chief Executive Officer

Frank A. McPherson                      (Retired Chairman and Chief             Oil
Director                                Executive Officer Kerr-McGee
                                        Corporation), The Oil Center,
                                        2601 Northwest Expressway,
                                        Suite 805E, Oklahoma City, OK
                                        73112

J. Larry Nichols                        Chief Executive Officer and             Energy
Director                                President, Devon Energy
                                        Corporation, 20 North Broadway,
                                        Suite 1500, Oklahoma City, OK
                                        73102-8260

                                        BANK OF OKLAHOMA, N.A.
                                        ----------------------

Name and Position With                  Other
Bank of Oklahoma                        Substantial                             Type of
N.A.                                    Occupation                              Business
----------------------                  ----------                              --------
James W. Pielsticker                    President, Arrow Trucking               Trucking
Director                                Company, 4230 South Elwood,
                                        P.O. Box 3750, Tulsa, OK 74101

E.C. "Kip" Richards                     Senior Vice President of                Oil
Director                                Operations, Sooner Pipe and
                                        Supply Corporation,
                                        MidContinent Tower, 10th Floor,
                                        401 S. Boston, Tulsa, OK 74103

L. Francis Rooney, III                  Chairman and Chief Executive            Construction
Director                                Officer, Manhattan Construction
                                        Company, 111 W. 5th Street, Suite
                                        1000, Tulsa, OK 74103-4253

James A. White                          None
Director, Executive Vice
President and Chief
Financial Officer

The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma  74192.

The address of the BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.


                                        AMR INVESTMENT SERVICES, INC.
                                        -----------------------------

Name and Position with                  Other Substantial Occupation            Type of Business
----------------------                  ----------------------------            ----------------
AMR
---
Robert L. Crandall                      Chairman, President and Chief           Airline; Travel and
Director and Chairman                   Executive Officer, AMR                  Information Technology;
                                        Corporation; Director, Chairman,        Oil Service
                                        and Chief Executive Officer,
                                        American Airlines, Inc.; Director,
                                        The Sabre Group, Inc.  Mr.
                                        Crandall also serves as an officer
                                        and/or director of various
                                        subsidiaries of AMR Corporation.
                                        Director, Halliburton Company.

                                        AMR INVESTMENT SERVICES, INC.
                                        -----------------------------

Name and Position with                  Other Substantial Occupation            Type of Business
----------------------                  ----------------------------            ----------------
AMR
---
Gerard J. Arpey                         Senior Vice President and Chief         Airline; Travel and
Director and Vice Chairman              Financial Officer, AMR                  Information Technology
                                        Corporation; Director, The
                                        Sabre Group, Inc.  Mr. Arpey
                                        also serves as an officer and/or
                                        director of various subsidiaries
                                        of AMR Corporation.

Jeffrey M. Jackson                      Vice President of Corporate             Airline
Vice President and Treasurer            Development and Treasurer,
                                        AMR Corporation, (March
                                        1995-Present); Vice President
                                        of Corporate Development,
                                        AMR Corporation.  Mr. Jackson
                                        also serves as an officer and/or
                                        director of various subsidiaries
                                        of AMR Corporation.

Charles D. Marlett                      Corporate Secretary, AMR                Airline; Arts
Secretary                               Corporation; Corporate
                                        Secretary, American Airlines,
                                        Inc.  Mr. Marlett also serves as
                                        an officer and/or director of
                                        various subsidiaries of AMR
                                        Corporation.  Director, Dallas
                                        Summer Musicals.

Anne H. McNamara                        Senior Vice President and               Airline; Travel and
Director                                General Counsel, AMR                    Information Technology;
                                        Corporation; Senior Vice                Energy
                                        President, Administration and
                                        General Counsel, American
                                        Airlines, Inc.; Director, The
                                        Sabre Group, Inc.; Ms.
                                        McNamara also serves as an
                                        officer and/or director of
                                        various subsidiaries of AMR
                                        Corporation.  Director, LGE
                                        Energy Corp.

                                        AMR INVESTMENT SERVICES, INC.
                                        -----------------------------

Name and Position with                  Other Substantial Occupation            Type of Business
----------------------                  ----------------------------            ----------------
AMR
---

William F. Quinn                        President, AMR Investment               Investment Adviser;
President                               Services, Inc.; Chairman and            Credit Union; REIT;
                                        Director, American Airlines             Airline
                                        Employees Federal Credit
                                        Union.  Mr. Quinn also serves
                                        as an officer and/or director of
                                        various subsidiaries of AMR
                                        Corporation.  Trustee and
                                        President, AMR Investment
                                        Services Trust, American
                                        AAdvantage Funds, American
                                        AAdvantage Mileage Funds;
                                        Director, Crescent Real Estate
                                        Equities, Inc.


         The address of each director or officer of AMR Investment Services, Inc. is 4333 Amon Carter Boulevard, Ft. Worth, Texas 76155.


Item 29.  Principal Underwriter
          ---------------------

     (a) BISYS Fund Services, Limited Partnership acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies: Alpine Equity Trust, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Fund, Pegasus Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc.

     (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                     Positions and                       Positions and
Name and Principal                   Offices with                        Offices with
Business Address                     BISYS Fund Services                 Registrant
----------------                     -------------------                 ----------
BISYS Fund Services, Inc.            Sole General Partner                None
150 Clove Road
Little Falls, NJ  07424

WC Subsidiary Corporation            Sole Limited Partner                None
150 Clove Road
Little Falls, NJ 07424

Each of these corporations is a subsidiary of The BISYS Group, Inc., 150
Clove Road, Little Falls, NJ 07424.

Item 30.      Location of Accounts and Records
              --------------------------------

     (1)      Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa,
              Oklahoma 74103 (records relating to its functions as Investment Adviser).

     (2)      AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft.
              Worth Airport, Texas 75261- 9003 (records relating to its function as Sub-Investment Adviser).

     (3)      BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio
              43219 (records relating to its functions as Administrator and Distributor).

     (4)      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus,
              OH 43219 (records relating to its functions as Transfer Agent and Fund Accountant).

     (5)      Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa,
              Oklahoma 74103 (records relating to its functions as Custodian).

     (6)      Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite
              800 East, Washington, D.C. 20005 (Agreement and Declaration of
              Trust, Bylaws and Minute Books).

Item 31.      Management Services
              -------------------

              N/A.

 Item 32.      Undertakings
               ------------

      (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

      (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 4th day of December 1998.


                                   American Performance Funds
                                   Registrant

                                   */s/ WALTER B. GRIMM
                                   --------------------
                                   Walter B. Grimm
                                   President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.


Signature                             Title                            Date
---------                             -----                            ----
*/s/ WALTER B. GRIMM                  Chairman, President              December 4, 1998
--------------------                  and Trustee
     Walter B. Grimm

*/s/ JOEL ENGLE                       Treasurer                        December 4, 1998
---------------
     Joel Engle

*/s/ MICHAEL J. HALL                  Trustee                          December 4, 1998
--------------------
     Michael J. Hall

*/s/ PERRY A. WIMPEY                  Trustee                          December 4, 1998
--------------------
     Perry A. Wimpey

*/s/ I. EDGAR HENDRIX                 Trustee                          December 4, 1998
---------------------
     I. Edgar Hendrix


* By: /s/ ALAN G. PRIEST
  ----------------------
  Alan G. Priest, As
  Attorney-in-Fact Pursuant
  to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY
                                -----------------


         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  July 25, 1997                        /s/ MICHAEL J. HALL
                                             -------------------------------
                                                 Michael J. Hall

                                POWER OF ATTORNEY
                                -----------------


         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  July 25, 1997                        /s/ PERRY A. WIMPEY
                                             -----------------------------
                                                 Perry A. Wimpey

                                POWER OF ATTORNEY
                                -----------------


         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  July 25, 1997                        /s/ I. EDGAR HENDRIX
                                             -----------------------------
                                                 I. Edgar Hendrix

                                POWER OF ATTORNEY
                                -----------------


         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  July 25, 1997                        /s/ WALTER B. GRIMM
                                             -----------------------------
                                                 Walter B. Grimm

                                POWER OF ATTORNEY
                                -----------------


         Joel Engle, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.




Dated:  October 30, 1998                     /s/ JOEL ENGLE
                                             ---------------------------
                                                 Joel Engle

                                  EXHIBIT INDEX

Exhibit
  No.                           Description                                  Page No.
  ---                           -----------                                  --------
(5)(d)        Form of Amended Schedule A to the Investment Advisory
              Agreement

(6)(c)        Form of Amended Schedules A and B to the Distribution
              Agreement

(8)(c)        Form of Amended Schedule A to the Custodian Agreement

(9)(i)        Form of Amended Schedule A to the Management and
              Administration Agreement

(9)(j)        Form of Amended Schedule A to the Transfer Agency and
              Shareholder Service Agreement

(9)(k)        Form of Amended Schedule A to the Fund Accounting
              Agreement

(9)(l)        Form of Amended Schedule A to the Sub-Administration
              Agreement

(10)          Opinion of Ropes & Gray.

(11)(a)       Consent of KPMG Peat Marwick LLP.

(11)(b)       Consent of Ropes & Gray.

(15)(e)       Form of Amended Schedule A to Amended and Restated
              Distribution and Shareholder Services Plan

(27)          Financial Data Schedules
              (a)  Cash Management Fund
              (b)  U.S. Treasury Fund
              (c)  Bond Fund
              (d)  Intermediate Bond Fund
              (e)  Equity Fund
              (f)  Aggressive Growth Fund
              (g)  Intermediate Tax-Free Bond Fund
              (h)  Short-Term Income Fund
              (i)  Balanced Fund
              (j)  Growth Equity Fund